Capital Stock - Equity Restructuring (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	May 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 15, 2013
Class of Stock [Line Items]
Common stock split conversion ratio	12.861519
Equity issuance costs		$ 5,959	$ 1,826	$ 0
Common stock
Class of Stock [Line Items]
Shares issued per share of preferred stock converted	1
Common stock split conversion ratio	13.861519
Common stock | Private placement
Class of Stock [Line Items]
Number of shares sold in a private offering					6,388,889
Share price					$ 18.00
Proceeds from a private offering					115,000
Initial purchaser's discount and placement fee related to the offering					7,700
Equity issuance costs					$ 2,700